Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2018	2017
Premises and equipment:
Land		$120,519	$120,519
Buildings	10-50	515,985	498,208
Equipment	2-10	336,722	319,394
Leasehold improvements	3-10	84,244	78,242
		936,951	895,844
Less - Accumulated depreciation and amortization		533,930	512,094
Subtotal		403,021	383,750
Construction in progress		32,334	30,777
Premises and equipment, net		$555,874	$535,046
Other premises and equipment:
Buildings under capital leases	7-20	$28,264	$24,903
Less - Accumulated amortization		14,330	12,807
Other premises and equipment, net		$13,934	$12,096
Total premises and equipment, net		$569,808	$547,142